March 21, 2005

VIA EDGAR TRANSMISSION

Mr. Mark Webb

Branch Chief

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street

Washington, D.C. 20549

Re:	Lazard Ltd —
Registration Statement on Form S-1 relating to the
initial public offering of equity security units of Lazard Ltd

Ladies and Gentlemen:

On behalf of Lazard Ltd, a Bermuda corporation (the “Company”), and Lazard Group Finance LLC, a Delaware limited liability company (together with the Company, the “Registrants”), submitted for filing under the Securities Act of 1933, as amended, is the Registrants Registration Statement on Form S-1 (the “Registration Statement”), relating to a proposed initial public offering of equity security units shares of the Company.

In connection with the filing of the Registration Statement, a filing fee of $67,678 in the aggregate was paid to the Commission on March 18, 2005.

Securities and Exchange Commission

March 21, 2005

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1340, or Benjamin D. Fackler, Esq. at (212) 403-1395, both of this office, as counsel to the Company.

Very truly yours,

/s/ Kevin M. Costantino
Kevin M. Costantino, Esq.

cc: Scott D. Hoffman, Esq. (Lazard Ltd)